Revenue - Schedule of Activity Impacting the Deferred Contract Costs (Detail) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Dec. 31, 2020	Jan. 01, 2019
Schedule of Activity Impacting the Deferred Contract Costs [Line Items]
Balance at beginning of period	$ 5,735		$ 8,899	$ 2,885
Costs amortized	(189)	$ (824)	(3,195)	(1,670)
Additional amounts deferred	3,074	2,239	9,043	7,684
Acquisition-related adjustment	(5,735)
Balance at end of period	2,885	5,735	14,747	8,899
Classified as:
Current	769	1,906	5,359	2,947	$ 1,346
Non-current	2,116	3,829	9,388	5,952	2,973
Total deferred contract costs (deferred commissions)	2,885		$ 14,747	$ 8,899
Cumulative Effect, Period of Adoption, Adjustment [Member]
Schedule of Activity Impacting the Deferred Contract Costs [Line Items]
Adoption of ASC 606		$ 4,320
Classified as:
Current	(769)				1,346
Non-current	$ (2,116)				$ 2,973